RELATED PARTY TRANSACTIONS (Details) - $ / shares	Sep. 21, 2018	Jun. 30, 2019	Sep. 30, 2018
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Private Placement [Member] | Directors And Management [Member]
Number of share issued or sold	459,458
Unit price (in dollars per share)	$ 1.85
Common stock, par value (in dollars per share)	$ 2.00